                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-01316

                          SECURITY MID CAP GROWTH FUND
               (Exact name of registrant as specified in charter)

              ONE SECURITY BENEFIT PLACE, TOPEKA, KANSAS 66636-0001
               (Address of principal executive offices) (Zip code)

                           MICHAEL G. ODLUM, PRESIDENT
                          SECURITY MID CAP GROWTH FUND
                           ONE SECURITY BENEFIT PLACE
                            TOPEKA, KANSAS 66636-0001
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (785) 438-3000

                      Date of fiscal year end: September 30

                   Date of reporting period: December 31, 2004

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

                             SCHEDULE OF INVESTMENTS
                          DECEMBER 31, 2004 (UNAUDITED)
                          SECURITY MID CAP GROWTH FUND

                                                               NUMBER OF      MARKET
                                                                SHARES        VALUE
COMMON STOCKS - 97.7%
APPLICATION SOFTWARE - 1.9%
InteliData Technologies Corporation*                             393,250       $ 263,478
Tibco Software, Inc.*                                            289,600       3,863,264
                                                                            ------------
                                                                               4,126,742
                                                                            ------------
ASSET MANAGEMENT & CUSTODY BANKS - 2.3%
Northern Trust Corporation                                       104,000       5,052,320
                                                                            ------------
BIOTECHNOLOGY - 3.1%
Cell Genesys, Inc.*                                               54,000         437,400
Charles River Laboratories International, Inc.*                   34,000       1,564,340
Kosan Biosciences, Inc.*                                         169,100       1,171,863
La Jolla Pharmaceutical Company*                                 310,000         517,700
Novavax, Inc.*                                                   126,000         409,500
SciClone Pharmaceuticals, Inc.*                                  339,367       1,255,658
Strategic Diagnostics, Inc.*                                     206,300         722,050
Vical, Inc.*                                                     156,000         733,200
                                                                            ------------
                                                                               6,811,711
                                                                            ------------
CASINOS & GAMING - 1.5%
GTech Holdings Corporation                                       130,000       3,373,500
                                                                            ------------
COMMODITY CHEMICALS - 1.3%
Headwaters, Inc.*                                                100,000       2,850,000
                                                                            ------------
COMMUNICATIONS EQUIPMENT - 7.9%
ADC Telecommunications, Inc.*                                  1,200,000       3,216,000
Adtran, Inc.                                                     136,600       2,614,524
Avici Systems, Inc.*                                             121,500       1,099,575
Extreme Networks, Inc.*                                          250,000       1,637,500
Finisar Corporation*                                           1,255,900       2,863,452
Harmonic, Inc.*                                                  200,000       1,668,000
Harris Corporation                                                53,700       3,318,123
Symmetricom, Inc.*                                               126,000       1,223,460
                                                                            ------------
                                                                              17,640,634
                                                                            ------------
COMPUTER STORAGE & PERIPHERALS - 0.8%
Adaptec, Inc.*                                                   213,500       1,620,465
Maxtor Corporation*                                               38,867         205,995
                                                                            ------------
                                                                               1,826,460
                                                                            ------------
CONSTRUCTION & ENGINEERING - 2.0%
Shaw Group, Inc.*                                                253,700       4,528,545
                                                                            ------------
DATA PROCESSING & OUTSOURCED SERVICES - 3.2%
Computer Sciences Corporation*                                    85,000       4,791,450
Hewitt Associates, Inc.*                                          36,000       1,152,360
Per-Se Technologies, Inc.*                                        74,100       1,173,003
                                                                            ------------
                                                                               7,116,813
                                                                            ------------

                                                               NUMBER OF       MARKET
                                                                 SHARES        VALUE
COMMON STOCKS (CONTINUED)
DIVERSIFIED COMMERCIAL SERVICES - 2.3%
ChoicePoint, Inc.*                                                47,000    $  2,161,530
Equifax, Inc.                                                     41,390       1,163,059
Navigant Consulting, Inc.*                                        64,800       1,723,680
                                                                            ------------
                                                                               5,048,269
                                                                            ------------
ELECTRIC UTILITIES - 6.0%
KFx, Inc.*                                                       924,000      13,416,480
                                                                            ------------
ELECTRICAL COMPONENTS & EQUIPMENT - 4.7%
Electric City Corporation*                                     1,068,000       1,313,640
Plug Power, Inc.*                                                504,000       3,079,440
Power-One, Inc.*                                                 685,000       6,110,200
                                                                            ------------
                                                                              10,503,280
                                                                            ------------
ELECTRONIC EQUIPMENT MANUFACTURERS - 2.9%
Aeroflex, Inc.*                                                  180,000       2,181,600
Identix, Inc.*                                                    59,400         438,372
Maxwell Technologies, Inc.*                                      313,700       3,180,918
Universal Display Corporation*                                    75,000         675,000
                                                                            ------------
                                                                               6,475,890
                                                                            ------------
EXCHANGE TRADED FUNDS - 5.5%
iShares Russell 2000 Growth Index Fund                            42,000       2,826,180
iShares S&P MidCap 400 Index Fund                                 12,200       1,617,476
iShares S&P MidCap 400/BARRA Growth Index Fund                    33,000       4,455,990
S & P MidCap 400 Depositary Receipts                              28,000       3,391,640
                                                                            ------------
                                                                              12,291,286
                                                                            ------------
GENERAL MERCHANDISE STORES - 2.2%
Fred's, Inc.                                                     275,000       4,785,000
                                                                            ------------
HEALTH CARE EQUIPMENT - 0.2%
Bioject Medical Technologies, Inc.*                              300,000         479,700
                                                                            ------------
HEALTH CARE FACILITIES - 2.2%
LifePoint Hospitals, Inc.*                                        36,000       1,253,520
U.S. Physical Therapy, Inc.*                                      97,000       1,495,740
United Surgical Partners International, Inc.*                     50,000       2,085,000
                                                                            ------------
                                                                               4,834,260
                                                                            ------------
HEALTH CARE SERVICES - 1.2%
NDCHealth Corporation                                             59,400       1,104,246
Providence Service Corporation*                                   78,900       1,654,533
                                                                            ------------
                                                                               2,758,779
                                                                            ------------
HEALTH CARE SUPPLIES - 1.1%
Orthovita, Inc.*                                                 375,000       1,571,250
Staar Surgical Company*                                          128,700         803,088
                                                                            ------------
                                                                               2,374,338
                                                                            ------------
HOME FURNISHINGS - 0.3%
Kirkland's, Inc.*                                                 50,425         619,723
                                                                            ------------
INDUSTRIAL MACHINERY - 0.3%
Tennant Company                                                   17,100         678,015
                                                                            ------------
INTERNET SOFTWARE & SERVICES - 1.1%
RADVision, Ltd.*                                                 151,500       2,045,250
TippingPoint Technologies, Inc.*                                   9,700         452,990
                                                                            ------------
                                                                               2,498,240
                                                                            ------------

                                                               NUMBER OF      MARKET
                                                                SHARES         VALUE
COMMON STOCKS (CONTINUED)
IT CONSULTING & OTHER SERVICES - 5.7%
Acxiom Corporation                                               383,800    $  10,093,940
Keane, Inc.*                                                     182,000        2,675,400
                                                                            -------------
                                                                               12,769,340
                                                                            -------------
LEISURE PRODUCTS - 1.0%
Mattel, Inc.                                                     115,000        2,241,350
                                                                            -------------
METAL & GLASS CONTAINERS - 2.2%
Pactiv Corporation*                                              195,000        4,931,550
                                                                            -------------
MOVIES & ENTERTAINMENT - 2.9%
Lions Gate Entertainment Corporation*                            608,300        6,460,146
                                                                            -------------
OIL & GAS DRILLING - 1.2%
Ensco International, Inc.                                         82,300        2,612,202
                                                                            -------------
OIL & GAS EQUIPMENT & SERVICES - 0.9%
BJ Services Company                                               43,000        2,001,220
                                                                            -------------
OIL & GAS EXPLORATION & PRODUCTION - 6.3%
EOG Resources, Inc.                                               66,000        4,709,760
Pioneer Natural Resources Company                                135,668        4,761,947
Rentech, Inc.*                                                 1,139,300        2,540,639
Syntroleum Corporation*                                          254,450        2,043,234
                                                                            -------------
                                                                               14,055,580
                                                                            -------------
OIL & GAS REFINING, MARKETING & TRANSPORTATION - 1.9%
Western Gas Resources, Inc.                                       40,000        1,170,000
Williams Companies, Inc.                                         190,000        3,095,100
                                                                            -------------
                                                                                4,265,100
                                                                            -------------
PHARMACEUTICALS - 4.3%
Hollis-Eden Pharmaceuticals, Inc.*                               257,744        2,427,948
Ligand Pharmaceuticals, Inc. (Cl.B)*                             618,000        7,193,520
                                                                            -------------
                                                                                9,621,468
                                                                            -------------
PUBLISHING - 1.9%
E.W. Scripps Company (1)                                          86,000        4,152,080
                                                                            -------------
REGIONAL BANKS - 0.8%
Boston Private Financial Holdings, Inc.                           65,000        1,831,050
                                                                            -------------
RESTAURANTS - 0.9%
Rare Hospitality International, Inc.*                             60,000        1,911,600
                                                                            -------------
SEMICONDUCTOR EQUIPMENT - 0.6%
Mindspeed Technologies, Inc.*                                    509,100        1,415,298
                                                                            -------------
SEMICONDUCTORS -  6.4%
Applied Micro Circuits Corporation*                              500,000        2,105,000
hi/fn, Inc.*                                                     152,800        1,408,816
IXYS Corporation*                                                429,200        4,429,344
Intersil Corporation                                              52,000          870,480
Microsemi Corporation*                                           320,000        5,555,200
                                                                            -------------
                                                                               14,368,840
                                                                            -------------

                                                              PRINCIPAL
                                                              AMOUNT OR
                                                              NUMBER OF           MARKET
                                                               SHARES              VALUE
COMMON STOCKS (CONTINUED)
SPECIALTY STORES - 2.5%
Cost Plus, Inc.*                                                  19,250     $      618,502
Hibbett Sporting Goods, Inc.*                                    103,500          2,754,135
Tractor Supply Company*                                           61,000          2,269,810
                                                                             --------------
                                                                                  5,642,447
                                                                             --------------
SYSTEMS SOFTWARE - 2.1%
BEA Systems, Inc.*                                               120,000          1,063,200
Microsoft Corporation                                             40,400          1,079,084
Wind River Systems, Inc.*                                        186,000          2,520,300
                                                                             --------------
                                                                                  4,662,584
                                                                             --------------
TRADING COMPANIES & DISTRIBUTORS - 2.1%
MSC Industrial Direct Company, Inc.                              130,000          4,677,400
                                                                             --------------
TOTAL COMMON STOCKS
     (cost $160,951,611)                                                        217,709,240
                                                                             --------------
WARRANTS - 0.1%
Bioject Medical Technologies, Inc.                                 5,625                119
Electric City Corporation                                        311,500            128,348
Hollis-Eden Pharmaceuticals, Inc.                                  8,143             19,972
Orthovita, Inc.                                                   75,000            111,023
Syntroleum Corporation                                            14,100             49,209
                                                                             --------------
                                                                                    308,671
                                                                             --------------
TOTAL WARRANTS
     (cost $479,124)                                                                308,671
                                                                             --------------
COMMERCIAL PAPER - 2.5%
BROKERAGE - 0.5%
Goldman Sachs Group, Inc., 2.33%, 01-10-05                   $ 1,000,000            999,418
                                                                             --------------
FINANCIAL COMPANIES - NONCAPTIVE DIVERSIFIED - 0.4%
Citigroup, Inc., 2.26%, 01-20-05                             $ 1,000,000            998,807
                                                                             --------------
FOOD & BEVERAGE - 0.4%
PepsiCo, Inc., 2.22%, 01-06-05                               $   800,000            799,753
                                                                             --------------
TELECOMMUNICATIONS - WIRELINES - 1.2%
BellSouth Corporation, 2.17%, 01-03-05                       $ 2,700,000          2,699,675
                                                                             --------------
TOTAL COMMERCIAL PAPER
     (cost $5,497,652)                                                            5,497,653
                                                                             --------------
REPURCHASE AGREEMENT - 0.3%
United Missouri Bank, 1.74%, dated 12-31-04,
     matures 01-03-05; repurchase amount
     of $752,109 (Collateralized by FHLMC, 0.00%,
     01-14-05 with a value of $767,273)                      $   752,000            752,000
                                                                             --------------
TOTAL REPURCHASE AGREEMENT
     (cost $752,000)                                                                752,000
                                                                             --------------
TOTAL INVESTMENTS - 100.6%
     (cost $167,680,387)                                                        224,267,564
LIABILITIES, LESS CASH & OTHER ASSETS - (0.6%)                                   (1,443,162)
                                                                             --------------
TOTAL NET ASSETS - 100.0%                                                    $  222,824,402
                                                                             ==============

For federal income tax purposes the identified cost of investments owned at December 31, 2004 was $168,757,044. For federal income tax purposes, the net unrealized depreciation on investments amounted to $55,510,520, which consisted of $68,563,385 of aggregate gross unrealized appreciation, and $13,052,865 of aggregate gross unrealized depreciation.
* Non-income producing security

(1) Security is segregated as collateral for written options contracts.

MID CAP GROWTH CALL OPTIONS WRITTEN OUTSTANDING


                                                                     EXPIRATION        EXERCISE      NUMBER OF        MARKET
          COMMON STOCK                                                  DATE            PRICE        CONTRACTS         VALUE
-----------------------------                                        ----------        --------      ---------       ---------
Cost Plus, Inc.                                                       2/18/05          $  35.00            192       $  11,520
Lions Gate Entertainment Corporation                                  3/18/05             10.00          1,013         121,560
Navigant Consulting, Inc.                                             1/21/05             25.00            398          69,650
                                                                                                     ---------       ---------
Total call options outstanding (premiums received, $213,091)                                             1,603       $ 202,730
                                                                                                     =========       =========

MID CAP GROWTH PUT OPTIONS WRITTEN OUTSTANDING


                                                                     EXPIRATION        EXERCISE      NUMBER OF        MARKET
COMMON STOCK                                                            DATE            PRICE        CONTRACTS        VALUE
-----------------------------                                        ----------        --------      ---------       --------
Intersil Corporation                                                  1/21/05          $  15.00            640       $  6,400
Mindspeed Technologies, Inc.                                          1/21/05              2.50          1,233          6,165
                                                                                                     ---------       --------
Total put options outstanding (premiums received, $117,034)                                              1,873       $ 12,565
                                                                                                     =========       ========

   SECURITY VALUATION - Valuations of the Fund's securities are supplied by pricing services approved by the Board of Directors. The Fund's officers, under the general supervision of the Board of Directors, regularly review procedures used by, and valuations provided by, the pricing services. Each security owned by a Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Where the security is listed on more than one exchange, the Fund will use the price of that exchange that it generally considers to be the principal exchange on which the stock is traded. Fund securities listed on the Nasdaq Stock Market, Inc. ("Nasdaq") will be valued at the Nasdaq Official Closing Price. Securities for which market quotations are not readily available are valued by a pricing service considering securities with similar yields, quality, type of issue, coupon, duration and rating. If there is no bid price or if the bid price is deemed to be unsatisfactory by the Board of Directors or by the Fund's investment manager, then the securities are valued in good faith by such method as the Board of Directors determines will reflect the fair value. If events occur that will affect the value of a fund's portfolio securities before the NAV has been calculated (a "significant event"), the security will generally be priced using a fair value procedure. If the Valuation Committee determines a significant event has occurred, it will evaluate the impact of that event on an affected security or securities, to determine whether a fair value adjustment would materially affect the fund's NAV per share. Some of the factors which may be considered by the Board of Directors in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. The Fund generally will value short-term debt securities at prices based on market quotations for such securities or securities of similar type, yield, quality and duration, except those securities purchased with 60 days or less to maturity are valued on the basis of amortized cost which approximates market value.

   Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of foreign securities are determined as of the close of such foreign markets or the close of the New York Stock Exchange, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as WEBS. In addition, the Board of Directors has authorized the Valuation Committee and Administrator to use prices and other information supplied by IDC's Fair Value Information Service in valuing such securities. Since foreign securities may be denominated in a foreign currency and involve settlement and pay interest or foreign dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Series to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

Please refer to the Fund's most recent semi -annual or annual financial statements for information regarding the Fund's significant accounting policies.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no significant changes in the registrant's internal controls, or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                        SECURITY MID CAP GROWTH FUND

                                        By: Michael G. Odlum
                                            ---------------------------
                                            Michael G. Odlum, President

                                        Date: February 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                        By: Michael G. Odlum
                                            ---------------------------
                                            Michael G. Odlum, President

                                        Date: February 28, 2005

                                        By: Brenda M. Harwood
                                            ---------------------------
                                            Brenda M. Harwood, Treasurer

                                        Date: February 28, 2005